Income taxes	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Income taxes

14. Income taxes

The following table presents domestic and foreign components of income before income tax expense (in thousands):

	As of March 31,
	2023	2024
Domestic (South Africa)	$14,781	$6,519
Foreign	(1,814)	2,531
Income before income tax expense	$12,967	$9,050

The following is a summary of the Company’s provision for income taxes for the years ended March 31, 2023 and 2024:

	As of March 31,
	2023	2024
Current tax
Domestic (South Africa)	$(1,427)	$(2,270)
Foreign federal (1)	10	26
Foreign state (2)	(962)	(836)
Total Current	(2,379)	(3,080)
Deferred tax
Domestic (South Africa)	(5,448)	(2,489)
Foreign federal (1)	(18)	435
Foreign state (2)	(600)	(1,331)
Total deferred	(6,066)	(3,385)
Total income tax expense	$(8,445)	$(6,465)

(1)	U.S. Federal taxes
(2)	U.S. and other foreign state taxes

The following table provides a reconciliation of the income tax expense calculated at the South African statutory tax rate, of 27% (2023 of 27%), to the income tax expense:

	As of March 31,
	2023	2024
Income before income tax expense	$12,967	$9,050
Tax at South African statutory rate of 28%	—	—
Tax at South African statutory rate of 27%	3,501	2,443
Tax effect of:
– Income not subject to tax	(38)	(107)
–Non-deductible expenses (1)	1,589	2,015
–(Non-taxable)/Non-deductible foreign exchange movements (2)	3,408	769
– Investment in subsidiaries	(127)	168
– Withholding tax	91	162
–Foreign tax paid (3)	322	281
– Foreign tax rate differential	33	5
–Valuation allowance (4)	(209)	946
– (Over)/under-provision prior years	152	(97)
–Tax incentives in addition to cost incurred (5)	(355)	(344)
– Transfer pricing imputation	129	127
– Tax rate change	(174)	—
– Imputation of controlled foreign company income	91	97
– Other	32	—
Income tax expense	$8,445	$6,465

(1)	These non-deductible expenses consist primarily of items of a capital nature and costs attributable to exempt income, primarily dividends from subsidiaries.
(2)	The (non-taxable)/non-deductible foreign exchange movements arise as a result of the Company’s internal loan structures.
(3)	The foreign tax paid relates primarily to withholding taxes on revenue earned in jurisdictions where the Company does not have a jurisdictional presence.
(4)	The valuation allowance movement relates primarily to deferred taxation assets not recognized on tax losses.
(5)	The tax incentives relate mainly to research and development allowances, as well as learnership allowances received in terms of the South African tax authorities. MiX Telematics International Proprietary Limited (“MiX International”), a subsidiary of the Company, is eligible for a 150% allowance for research and development spend in terms of section 11D of the South African Income Tax Act.

The Company’s weighted average tax rate is 71.4% (2023: 65.1%).

The Company’s net deferred tax liabilities consist of the following (in thousands):

	As of March 31,
	2023	2024
Deferred tax assets
Deferred revenue	$1,175	$1,505
Capital allowances for tax purposes	1,041	900
Accruals	4,007	3,125
Tax losses	2,220	2,190
Stock based compensation	129	70
Recurring commission liability	353	596
Lease liabilities	441	374
Other	19	20
Gross deferred tax assets	9,385	8,780
Set-off of deferred tax balances	(7,091)	(7,032)
Net deferred tax assets before valuation allowance	2,294	1,748
Less valuation allowance	(204)	(655)
Net deferred tax assets	$2,090	$1,093

Deferred tax liabilities
Capital allowances for tax purposes	$5,548	$6,189
Intangible assets	3,661	3,700
Prepaid expenses	335	396
Deferred foreign currency gains	8,077	8,560
Investment in subsidiaries	401	549
Deferred commissions	916	1,231
Lease assets	505	596
Other	5	15
Gross deferred tax liabilities	19,448	21,236
Set-off of deferred tax balances	(7,091)	(7,032)
Net deferred tax liabilities	12,357	14,204
Net deferred tax liability	$(10,267)	$(13,111)
The gross movement in net deferred tax assets/(liabilities) is as follows:
Opening balance	$(5,204)	$(10,267)
Foreign currency translation	1,507	569
Other comprehensive income	(504)	(28)
Statement of Income charge	(6,066)	(3,385)
Closing balance	$(10,267)	$(13,111)

Recognition of deferred tax

Deferred tax at year-end has been recognized using the following corporate tax rates:

Region	2023	2024
South Africa	27%	27%
Australia	30%	30%
Brazil	34%	34%
Mexico	30%	30%
Romania	16%	16%
Thailand	20%	20%
India	30%	30%
Uganda	30%	30%
United Arab Emirates	—%	9%
United Kingdom	25%	25%
United States of America	21%	21%

Realization of deferred tax assets is dependent upon the generation of future taxable income, if any, the timing and amount of which are uncertain. As of March 31, 2023 and 2024, the Company believes that it is not more likely than not that deferred tax assets of $0.2 million and $1.2 million, respectively, will be realized in respect of cumulative tax losses amounting to $0.7 million and $5.7 million, respectively. Accordingly, the Company has recorded a valuation allowance on such deferred tax assets.

For the year ended March 31, 2023, the valuation allowance decreased by $0.3 million as a result of reversals of previously raised valuation allowances on prior year tax losses. For the year ended March 31, 2024, the valuation allowance increased by $0.9 million as a result of an increase in deferred taxation not recognized on calculated tax losses.

As at March 31, 2023 and 2024, the Company had tax loss carryforwards of $8.7 million and $5.9 million. respectively. The tax loss carryforwards can be carried forward indefinitely except for tax losses of $0.4 million in Thailand which expire in 1 year from 2024 till 2025.